Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Maturity Schedule of Contractual Liabilities (Details) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 1,787
Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	72
Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	464
Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	473
Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	24
Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	22
Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	610
Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	122
2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	958
2022 | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	56
2022 | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	464
2022 | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	299
2022 | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	20
2022 | Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	3
2022 | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	60
2022 | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	56
2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	233
2023 | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	9
2023 | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2023 | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	151
2023 | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	4
2023 | Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2023 | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	56
2023 | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	13
2024
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	76
2024 | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	4
2024 | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2024 | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	9
2024 | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2024 | Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2024 | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	54
2024 | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	9
Later
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	520
Later | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	3
Later | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Later | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	14
Later | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Later | Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	19
Later | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	440
Later | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 44